Equity - Earnings (loss) per share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 19, 2017 MXN ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($) $ / shares shares	Dec. 31, 2017 MXN ($) $ / shares shares	Dec. 31, 2019 MXN ($)
Equity
Net income (loss) for the year		$ 140,039	$ 2,639,063	$ (942,882)	$ 278,671
Weighted average number of shares outstanding (in thousands):
Basic		1,011,877	1,011,877	1,011,877	1,011,877
Diluted		1,011,877	1,011,877	1,011,877	1,011,877
EPS- LPS :
Basic | (per share)		$ 0.138	$ 2.608	$ (0.932)	$ 0.275
Diluted | (per share)		$ 0.138	$ 2.608	$ (0.932)	$ 0.275
Legal reserve		$ 15,451		$ 291,178	$ 291,178	$ 291,178
Legal reserve as a percent of capital stock		9.80%		9.80%	9.80%	9.80%
Amount allocated to legal reserve | $	$ 252,928
Withholding tax on dividends distributions (as a percent)		10.00%	10.00%